Revenue - Schedule of Contract Backlog (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenue
Contract backlog as of the reported date	€ 2,765	€ 2,336	€ 1,735
Firm, excluding options
Revenue
Contract backlog as of the reported date	2,391	1,906	1,377
Options considered as contingent considerations for revenue recognition purposes
Revenue
Contract backlog as of the reported date	187	215	179
Options not considered as contingent considerations for revenue recognition purposes
Revenue
Contract backlog as of the reported date	187	215	179
Within 1 year
Revenue
Contract backlog as of the reported date	846	428	208
Within 1 year | Firm, excluding options
Revenue
Contract backlog as of the reported date	764	372	176
Within 1 year | Options considered as contingent considerations for revenue recognition purposes
Revenue
Contract backlog as of the reported date	41	28	16
Within 1 year | Options not considered as contingent considerations for revenue recognition purposes
Revenue
Contract backlog as of the reported date	41	28	16
After 1 year
Revenue
Contract backlog as of the reported date	1,919	1,908	1,527
After 1 year | Firm, excluding options
Revenue
Contract backlog as of the reported date	1,627	1,534	1,201
After 1 year | Options considered as contingent considerations for revenue recognition purposes
Revenue
Contract backlog as of the reported date	146	187	163
After 1 year | Options not considered as contingent considerations for revenue recognition purposes
Revenue
Contract backlog as of the reported date	€ 146	€ 187	€ 163